PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Company excluding Shanghai JNet USD ($)	Dec. 31, 2013 Company excluding Shanghai JNet CNY	Dec. 31, 2012 Company excluding Shanghai JNet CNY	Dec. 31, 2011 Company excluding Shanghai JNet CNY	Dec. 31, 2013 Company excluding Shanghai JNet Cost of revenue USD ($)	Dec. 31, 2013 Company excluding Shanghai JNet Cost of revenue CNY	Dec. 31, 2012 Company excluding Shanghai JNet Cost of revenue CNY	Dec. 31, 2011 Company excluding Shanghai JNet Cost of revenue CNY	Dec. 31, 2013 Company excluding Shanghai JNet Sales and marketing expenses USD ($)	Dec. 31, 2013 Company excluding Shanghai JNet Sales and marketing expenses CNY	Dec. 31, 2012 Company excluding Shanghai JNet Sales and marketing expenses CNY	Dec. 31, 2011 Company excluding Shanghai JNet Sales and marketing expenses CNY	Dec. 31, 2013 Company excluding Shanghai JNet General and administrative expenses USD ($)	Dec. 31, 2013 Company excluding Shanghai JNet General and administrative expenses CNY	Dec. 31, 2012 Company excluding Shanghai JNet General and administrative expenses CNY	Dec. 31, 2011 Company excluding Shanghai JNet General and administrative expenses CNY	Dec. 31, 2013 Company excluding Shanghai JNet Research and development expenses USD ($)	Dec. 31, 2013 Company excluding Shanghai JNet Research and development expenses CNY	Dec. 31, 2012 Company excluding Shanghai JNet Research and development expenses CNY	Dec. 31, 2011 Company excluding Shanghai JNet Research and development expenses CNY	Dec. 31, 2013 Optical fibers USD ($)	Dec. 31, 2013 Optical fibers CNY	Dec. 31, 2012 Optical fibers CNY	Dec. 31, 2013 Computer equipment USD ($)	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2013 Furniture and fixtures USD ($)	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 92,897,000	562,364,000	465,151,000																						$ 2,164,000	13,100,000	13,100,000	$ 84,918,000	514,059,000	424,808,000	$ 1,517,000	9,185,000	7,538,000	$ 3,258,000	19,725,000	15,499,000	$ 1,040,000	6,295,000	4,206,000
Less: accumulated depreciation	(53,135,000)	(321,662,000)	(285,860,000)
Less: accumulated impairment	(9,000)	(52,000)	(52,000)
Property and equipment, net	39,753,000	240,650,000	179,239,000
Depreciation expenses	$ 9,891,000	59,876,000	59,890,000	67,351,000	$ 9,891,000	59,876,000	59,890,000	67,345,000	$ 7,529,000	45,581,000	51,911,000	63,318,000	$ 46,000	280,000	712,000	855,000	$ 943,000	5,706,000	1,171,000	1,073,000	$ 1,373,000	8,309,000	6,096,000	2,099,000